Lease liabilities and right-of-use assets - Summary of Amounts Recognized in Consolidated Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities and right-of-use assets
Interest expense on lease liabilities	$ 341,510	$ 140,184	$ 83,804
Interest income on sublease receivables	8,340
Depreciation of right-of-use assets (Note 20.1)	1,216,495	541,218	363,809
Amounts recognized in consolidated statement of comprehensive income	$ 1,566,345	$ 681,402	$ 447,613